Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transactions
Related Party Transactions
In 2011 and 2010, we had a consulting agreement with Dr. Metin Colpan, our former Chief Executive Officer and current Supervisory Board member, pursuant to which Dr. Colpan is paid a fee of EUR 2,750 per day for consulting services, subject to adjustment. We incurred consulting expenses of approximately $0.1 million and $0.3 million in December 31, 2011 and 2010, respectively, for scientific consulting services under this agreement. In January 2012, the agreement under which Dr. Colpan provided scientific consulting services terminated.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which were established for the purpose of issuing convertible debt. As discussed in Note 12, QIAGEN Finance and Euro Finance are variable interest entities with no primary beneficiary, thus they are not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. As of December 31, 2011 and 2010, we had loans payable to QIAGEN Finance of $145.0 million and accrued interest due to QIAGEN Finance of $4.4 million and $3.3 million, respectively. We also had amounts receivable from QIAGEN Finance of $3.4 million and $2.3 million, respectively. As of December 31, 2011 and 2010, we have a loan payable to Euro Finance of $300.0 million, accrued interest due to Euro Finance of $3.0 million and amounts receivable from Euro Finance of $1.6 million. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2011	2010
Net sales	$6,287	$2,605
Loans receivable	$1,539	$1,560
Accounts receivable	$3,606	$2,400
Accounts payable	$4,642	$1,755